FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (12,544)	$ 16,488	$ 27,396
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expenses	1,941	1,949	9,153	$ 9,153
Changes in assets and liabilities:
Prepaid expenses and other current assets	3,165	(10,069)	(5,300)
Accrued expenses and other current liabilities	18,741	3,979	2,123
Net cash generated from operating activities	50,043	43,602	41,097
CASH FLOWS FROM INVESTING ACTIVITIES:
Return of prepayment for long-term investment	4,000
Payment for long-term investments	(5,473)	(204,414)
Payment of loan receivable		(1,000)	(740)
Payments for business acquisitions	(2,371)	(37,249)	(56,654)
Net cash used in investing activities	(32,011)	(261,533)	(147,062)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares upon initial public offering			135,819
Proceeds from issuance of common shares upon Green Shoe			13,399
Payments of initial public offering expenses			(3,574)
Proceeds from exercise of share options	1,324	8,035	824
Payments for business acquisitions		(1,853)	(1,329)
Net cash provided by (used in) financing activities	(52,421)	237,465	173,570
Net increase (decrease) in cash and cash equivalents	(43,213)	10,775	67,115
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	108,111	97,336		30,221
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	64,898	108,111	97,336
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	(11,251)	18,325	27,113
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income(loss) from subsidiaries	3,325	(23,303)	(37,639)
Share-based compensation expenses	1,941	1,949	9,153
Changes in assets and liabilities:
Prepaid expenses and other current assets	71	775	(410)
Amount due from related parties	522	(27,675)	(103,142)
Accrued expenses and other current liabilities	114	(494)	3,349
Net cash generated from operating activities	(5,278)	(30,423)	(101,576)
CASH FLOWS FROM INVESTING ACTIVITIES:
Return of prepayment for long-term investment	4,000
Payment for long-term investments		(24,500)
Investment in subsidiaries		(6,000)
Payment of loan receivable		(1,000)	(740)
Payments for business acquisitions			(2,417)
Net cash used in investing activities	4,000	(31,500)	(3,157)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares upon initial public offering			135,819
Proceeds from issuance of common shares upon Green Shoe			13,399
Payments of initial public offering expenses			(2,276)
Proceeds from exercise of share options	1,324	8,035	824
Payments for business acquisitions			(1,087)
Net cash provided by (used in) financing activities	1,324	8,035	146,679
Net increase (decrease) in cash and cash equivalents	46	(53,888)	41,946
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	1,995	55,883	13,937
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 2,041	$ 1,995	$ 55,883	$ 13,937